Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense (benefit):
Federal
State					47	63
Foreign					25	68
Current income tax expense (benefit), Total					72	131
Deferred income tax expense (benefit):
Federal					24	16
State					6	6
Foreign					(301)	(278)
Deferred income tax expense (benefit), Total					(271)	(256)
Valuation allowance
Total income tax expense (benefit)	$ 397	$ (109)	$ 519	$ (466)	$ (199)	$ (125)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.